CONSOLIDATED STATEMENTS OF INCOME (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
REVENUES
Service revenue	$ 27,990	$ 30,651
Product sales	21,712	15,236
Total revenues	49,702	45,887
COST OF REVENUES
Cost of service revenue	24,262	24,884
Cost of product sales	13,570	11,559
Total cost of revenues	37,832	36,443
GROSS PROFIT	11,870	9,444
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES	8,796	8,247
INCOME FROM OPERATIONS	3,074	1,197
OTHER (INCOME) EXPENSE
Interest expense	737	969
Other expense (income)	24	(426)
Total other expense	761	543
NET INCOME BEFORE INCOME TAX BENEFIT	2,313	654
Income tax benefit	(1,863)	0
NET INCOME	$ 4,176	$ 654
BASIC INCOME PER COMMON SHARE (in Dollars per Share)	$ 0.35	$ 0.06
BASIC WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING (in Shares)	11,785,750	11,785,826
DILUTED INCOME PER COMMON SHARE (in Dollars per Share)	$ 0.35	$ 0.06
DILUTED WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING (in Shares)	12,050,500	11,785,826